Acquisition of ReGen Powertech Private Limited	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about business combination [abstract]
Acquisition of ReGen Powertech Private Limited
58.
Acquisition of ReGen Powertech Private Limited

The Company through its subsidiary, ReNew Power Services Private Limited (ReNew Power Services) made the successful bid to acquire ReGen Powertech Private Limited (ReGen) and was declared the successful resolution applicant as per order of National Company Law Tribunal (NCLT) dated February 1, 2022. According to the approved resolution plan, ReNew Power Services as the successful resolution applicant, was required to transfer the first tranche of purchase consideration within 30 days, upon which the business would have been transferred to ReNew Power Services and the existing share capital of ReGen would have been extinguished with new shares being issued to ReNew Power Services. Accordingly, ReNew Power Services has paid an amount of INR 716 out of the total consideration of INR 1,675, to the Committee of Creditors (CoC). Further, as per the resolution plan, ReNew Power Services paid the first tranche on March 2, 2022 and subsequently, a new board was formed with ReNew nominated directors, and the first meeting was convened on the same date for the issuance of new equity shares to ReNew Power Services.

However, few aggrieved parties challenged the NCLT order approving ReNew Power Services's resolution plan in National Company Law Appellate Tribunal (NCLAT), which through its order dated March 9, 2022, the NCLAT directed deferment of the further implementation of the resolution plan, which deferment has been continued by subsequent orders.

The business activities of ReGen are being currently handled by resolution professional appointed by CoC and ReNew Power Services neither have any control nor significant influence over the relevant activities of ReGen. ReNew Power Services has applied to NCLAT to have the order deferring implementation of the resolution plan vacated, which is pending adjudication. The NCLAT has commenced final hearing of aforementioned appeals, the matter was last listed on June 30, 2023 but the matter could not be taken up due to unavailability of the bench. Next date of hearing in the matter is awaited.

On the basis of above facts and considering that the Group does not have control over ReGen in accordance with the definition of control laid out in IFRS 10, the Group has not consolidated ReGen in these consolidated financial statements.